Cover - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41817
Entity Registrant Name	VS MEDIA HOLDINGS LIMITED
Entity Central Index Key	0001951294
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	6/F, KOHO
Entity Address, Address Line Two	75 Hung To Road
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares
Trading Symbol	VSME
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	20,000,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6783	1171
Auditor Name	Assentsure PAC	WWC, P.C.
Auditor Location	Singapore	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6/F, KOHO
Entity Address, Address Line Two	75 Hung To Road
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK
City Area Code	852
Local Phone Number	2865 9992
Contact Personnel Name	Ms. Nga Fan Wong